Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies
Principles of Consolidation:
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). All inter-company balances and transactions have been eliminated upon consolidation.
Use of Estimates:
The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the amounts of revenues and expenses recognized during the reporting period. Actual results could differ from those estimates.
Other comprehensive income / (loss)
The Company has no other comprehensive income / (loss) and accordingly comprehensive income / (loss) equals net income / (loss) for all periods presented. As such, no statement of comprehensive income / (loss) has been presented.
Foreign Currency Translation:
 The functional currency of the Company is the U.S. Dollar because the Company’s vessels operate in international shipping markets, which utilize the U.S. Dollar as the functional currency. The accounting books of the Company are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to reflect the period end exchange rates. Resulting gains or losses are separately reflected in the accompanying consolidated statements of operations.
Cash and Cash Equivalents:
 The Company considers highly liquid investments such as time deposits and certificates of deposit with original maturity of three months or less to be cash equivalents.
Restricted Cash:
 Restricted cash mainly reflects deposits with certain banks that can only be used to pay the current loan installments or which are required to be maintained as a certain minimum cash balance per mortgaged vessel or funds held in escrow (Note 14). In the event that the obligation relating to such funds is expected to be terminated within the next twelve months, these funds are classified as current assets; otherwise they are classified as non-current
assets.
Trade Receivables:
 The amount shown as trade receivables includes estimated recoveries from charterers for hire, freight and demurrage billings, net of allowance for doubtful accounts. At each balance sheet date, all potentially un-collectible
accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts was required for any of the periods presented.
Inventories:
 Inventories consist of bunkers (for vessels under voyage charter or on ballast or idle) and lubricants which are stated at the lower of cost and net realizable value. The cost is determined by the first-in,
first-out
method. The Company considers victualing and stores as being consumed when purchased and, therefore, such costs are expensed when incurred.
Vessels, net Acquisitions:
 Vessels are stated at cost less depreciation and impairment, if any. Cost consists of the contract price less discounts and any material expenses incurred upon acquisition (initial repairs, improvements, acquisition and expenditures made to prepare the vessel for its initial voyage). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels, or otherwise are charged to expenses as incurred.

Impairment or Disposal of Long-lived Assets:
 The Company follows the Accounting Standards Codification (“ASC”) Subtopic
360-10,
“Property, Plant and Equipment” (“ASC
360-10”),
which requires impairment losses to be recorded for long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts. If indicators of impairment are present, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related vessels, quarterly. If the carrying value of the related asset exceeds the undiscounted cash flows, the carrying value is reduced to its fair value and the difference is recorded as an impairment loss in the consolidated statements of operations. Various factors including anticipated future charter rates, estimated scrap values, future dry-docking
costs and estimated vessel operating costs are included in this analysis. These factors are based on historical trends as well as future expectations. Undiscounted cash flows are determined by considering the revenues from existing charters for those vessels that have long term employment and when there is no charter in place the estimates based on historical average rates. No impairment loss was identified and recorded for any of the periods presented.
Vessels’ Depreciation:
 The cost of each of the Company’s vessels is depreciated on a straight-line basis over the vessel’s remaining economic useful life, after considering the estimated residual value. Management estimates the useful life of each of the Company’s vessels to be 25 years, from the date of their construction.
Segment Reporting:
The Company reports financial information and evaluates its operations by total charter revenues and not by the type of vessel, length of vessel employment, customer or type of charter. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus, the Company has determined that it operates under one reportable segment as well as one operating segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.
Accounting for Special Survey and
Dry-docking
Costs:
 Special survey and
dry-docking
costs are expensed in the period incurred.
Accounting for Revenue and Related Expenses:
 The Company generates revenues from charterers for the charter hire of its vessels. Vessels are chartered on time charters, bareboat charters or voyage charters.
A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. Operating costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubricants are paid for by the Company under time charter agreements. A time charter generally provides typical warranties and owner protective restrictions. The performance obligations in a time charter are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the owner of the vessel. Some of the Company’s time charters may also contain profit sharing provisions, under which the Company can realize additional revenues in the event that spot rates are higher than the base rates in these time charters. A bareboat charter is a contract in which the vessel owner provides the vessel to the charterer for a fixed period of time at a specified daily rate, which is generally payable in advance, and the charterer generally assumes all risks and costs of operation during the bareboat charter period. The Company’s time charter and bareboat contracts are classified as operating leases pursuant to Accounting Standards Codification (“ASC”) 842 - Leases, and therefore do not fall under the scope of Accounting Standards Codification (“ASC”) 606 because (i) the vessel is an identifiable asset (ii) the owner of the vessel does not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Time charter and bareboat revenues are recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured. Time charter and bareboat charter revenues are recognized as earned on a straight-line basis over the term of the charter as service is provided. Revenues from profit sharing arrangements in time charters are recognized in the period earned. Under time charter agreements, all voyages expenses, except commissions are assumed by the charterer. Under bareboat charter agreements, the charterer further assumes all vessel operating expenses, dry-docking
expenses and risk of operation.

Upon implementation of ASC 842, the Company elected to make use of a practical expedient for lessors to not separate the lease and non-lease
components included in the time charter revenue but rather to recognize operating lease revenue as a combined single lease component for all time charter contracts as the related lease component, the hire of a vessel, and the non-lease
component, the fees for operating and maintaining the vessel, have the same timing and pattern of transfer (both the lease and non-lease
components are earned by passage of time) and the predominant component is the lease.
A voyage charter is a contract in which the vessel owner undertakes to transport a specific amount and type of cargo on a load port-to-discharge
port basis, subject to various cargo handling terms. The Company accounts for a voyage charter when all the following criteria are met: (1) the parties to the contract have approved the contract in the form of a written charter agreement and are committed to perform their respective obligations, (2) the Company can identify each party’s rights regarding the services to be transferred, (3) the Company can identify the payment terms for the services to be transferred, (4) the charter agreement has commercial substance (that is, the risk, timing, or amount of the Company’s future cash flows is expected to change as a result of the contract) and (5) it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. The Company determined that its voyage charters consist of a single performance obligation which is met evenly as the voyage progresses and begins to be satisfied once the vessel is ready to load the cargo. The voyage charter party agreement generally has a demurrage/despatch clause according to which, in the case of demurrage the charterer reimburses the vessel owner for any potential delays exceeding the allowed lay-time
as per the charter party clause at the ports visited which is recorded as demurrage revenue, while in the case of despatch, the owner reimburses the charterer for the earlier discharging of the cargo from the agreed time. The Company has determined that there is one single performance obligation for each of its voyage charters, which is to provide the charterer with an integrated transportation service within a specified time period. In addition, the Company has concluded that a contract for a voyage charter meets the criteria to recognize revenue over time because the charterer simultaneously receives and consumes the benefits of the Company’s performance as the Company performs. Therefore, since the Company’s performance obligation under each voyage contract is met evenly as the voyage progresses, revenues from voyage charters are recognized on a straight line basis over the voyage duration which commences once the vessel is ready to load the cargo and terminates upon the completion of the discharge of the cargo. Demurrage/despatch revenues/expenses are recognized when the amount can be estimated and its collection/payment is probable. In voyage charters, vessel operating and voyage expenses are paid for by the Company. The voyage charters are considered service contracts which fall under the provisions of ASC 606 because the Company retains control over the operations of the vessels such as the routes taken or the vessels’ speed.
Deferred
income represents cash received for undelivered performance obligations and deferred revenue resulting from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. The portion of the deferred revenue that will be earned within the next twelve months is classified as current liability and the remaining as long-term liability.
Vessel voyage expenses are direct expenses to voyage revenues and primarily consist of brokerage commissions, port expenses, canal dues and bunkers. Brokerage commissions are paid to shipbrokers for their time and efforts for negotiating and arranging charter party agreements on behalf of the Company and expensed over the related charter period and all the other voyage expenses are expensed as incurred except for expenses during the ballast portion of the voyage. Any expenses incurred during the ballast portion of the voyage (period between the contract date and the date of the vessel’s arrival to the load port) such as bunker expenses, canal tolls and port expenses are deferred and are recognized on a straight-line basis, in voyage expenses, over the voyage duration as the Company satisfies the performance obligations under the contract provided these costs are (1) incurred to fulfill a contract that the Company can specifically identify, (2) able to generate or enhance resources of the company that will be used to satisfy performance of the terms of the contract, and (3) expected to be recovered from the charterer. These costs are considered ‘contract fulfillment costs’ and are included in ‘other current assets’ in the accompanying consolidated balance sheets.
Vessel operating expenses comprise all expenses relating to the operation of the vessel, including crewing, repairs and maintenance, insurance, stores, lubricants and other operating expenses. Vessel operating expenses are expensed as incurred.
Dividends:
 Dividends on cumulative preferred shares are recorded when declared. Dividends are recorded in equity against retained earnings to the extent there are retained earnings on the date of recording, while any shortfall is recorded in additional paid-in
capital.
Losses per common share:
 Basic losses per common share are computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during the period. Dividends on cumulative redeemable perpetual preferred shares reduce the income available to common shareholders, (whether or not earned). Diluted earnings per common share, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.
Recent Accounting Pronouncements:
Reference Rate Reform:
In March 2020, the Financial Accounting Standards Board issued ASU No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”).” ASU 2020-04 provides temporary optional expedients and exceptions to the guidance in U.S. GAAP on contract modifications and hedge accounting to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. The ASU 2020-04 is effective for adoption at any time between March 12, 2020 and December 31, 2022, for all entities.
As of December 31, 2021, the Company has not yet evaluated the effects of this standard on its consolidated financial position, results of operations, and cash flows.